Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
2023	$ 404
2024	806
2025	491
2026	397
2027	192
Thereafter	0
Total lease payments	2,290
Less: Imputed interest	(172)
Total present value of operating lease liabilities	2,118
Less: Short-term portion	(722)	$ (674)
Long-term operating lease liabilities	$ 1,396	$ 1,683
Incremental borrowing rate	5.00%